IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Sensitivities (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) $ / ounce
Disclosure of information for cash-generating units [line items]
Change in gold price used in assumptions for sensitivity analysis | $ / ounce	100
Change in weighted average cost of capital used in assumptions	1.00%
Change in NAV multiple used in assumptions for sensitivity analysis	0.1
Loulo-Gounkoto [Member] | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	$ 3,165
Bulyanhulu [Member] | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	1,047
Veladero [Member] | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	561
Long Canyon [Member] | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	336
$100 decrease in gold price [Member] | Loulo-Gounkoto [Member]
Disclosure of information for cash-generating units [line items]
Estimated increase (decrease) of asset impairment charge	283
$100 decrease in gold price [Member] | Bulyanhulu [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)	278
$100 decrease in gold price [Member] | Veladero [Member]
Disclosure of information for cash-generating units [line items]
Estimated increase (decrease) of asset impairment charge	71
$100 decrease in gold price [Member] | Long Canyon [Member]
Disclosure of information for cash-generating units [line items]
Estimated increase (decrease) of asset impairment charge	55
$100 increase in gold price [Member] | Loulo-Gounkoto [Member]
Disclosure of information for cash-generating units [line items]
Estimated increase (decrease) of asset impairment charge	(617)
$100 increase in gold price [Member] | Veladero [Member]
Disclosure of information for cash-generating units [line items]
Estimated increase (decrease) of asset impairment charge	(90)
$100 increase in gold price [Member] | Long Canyon [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)	0
1% decrease in WACC [Member] | Loulo-Gounkoto [Member]
Disclosure of information for cash-generating units [line items]
Estimated increase (decrease) of asset impairment charge	(412)
1% decrease in WACC [Member] | Bulyanhulu [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)	155
1% decrease in WACC [Member] | Veladero [Member]
Disclosure of information for cash-generating units [line items]
Estimated increase (decrease) of asset impairment charge	0
1% decrease in WACC [Member] | Long Canyon [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)	0
1% increase in WACC [Member] | Loulo-Gounkoto [Member]
Disclosure of information for cash-generating units [line items]
Estimated increase (decrease) of asset impairment charge	0
1% increase in WACC [Member] | Veladero [Member]
Disclosure of information for cash-generating units [line items]
Estimated increase (decrease) of asset impairment charge	0
1% increase in WACC [Member] | Long Canyon [Member]
Disclosure of information for cash-generating units [line items]
Estimated increase (decrease) of asset impairment charge	39
0.1 decrease in NAV multiple [Member] | Loulo-Gounkoto [Member]
Disclosure of information for cash-generating units [line items]
Estimated increase (decrease) of asset impairment charge	0
0.1 decrease in NAV multiple [Member] | Bulyanhulu [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)	167
0.1 decrease in NAV multiple [Member] | Veladero [Member]
Disclosure of information for cash-generating units [line items]
Estimated increase (decrease) of asset impairment charge	0
0.1 decrease in NAV multiple [Member] | Long Canyon [Member]
Disclosure of information for cash-generating units [line items]
Estimated increase (decrease) of asset impairment charge	0
0.1 increase in NAV multiple [Member] | Loulo-Gounkoto [Member]
Disclosure of information for cash-generating units [line items]
Estimated increase (decrease) of asset impairment charge	(416)
0.1 increase in NAV multiple [Member] | Veladero [Member]
Disclosure of information for cash-generating units [line items]
Estimated increase (decrease) of asset impairment charge	(55)
0.1 increase in NAV multiple [Member] | Long Canyon [Member]
Disclosure of information for cash-generating units [line items]
Estimated increase (decrease) of asset impairment charge	$ 0